Prepayments	6 Months Ended
Jun. 30, 2026
Disclosure Prepayments Abstract
Prepayments

11.	Prepayments

	06.30.2026	12.31.2025
Advances for property, plant and equipment (1)	4,248	4,143
Prepaid expenses	526	437
Advances for the acquisition of equipment, materials and others	151	126
Total	4,925	4,706
Current	584	468
Non current	4,341	4,238
(1) The agreements for the acquisition of the Federal Government’s interests in the Mero (3.5%) and Atapu (0.95%) fields were signed in March 2026. The transfer of rights and obligations will occur in March 2027.